Other Charges (Recoveries) - Narrative (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended			27 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Restructuring and Related Costs [Line Items]
Expense of restructuring activities					$ 25.8	$ 37.9	$ 35.4
Cash charges					23.3	28.1	35.2
Impairment loss (reversal of impairment loss) recognised in profit or loss					2.5	9.8	0.2
Impairment						9.8
Gains (losses) on disposals of non-current assets	$ 0.3
Restructuring provision	$ 4.7	$ 11.2			4.7	11.2	10.3	$ 11.2
Losses on pension and non-pension post-employment benefit plans				$ 63.3	0.0	4.1	0.0
Toronto transition costs (recoveries)					0.0	(95.8)	13.2
Accelerated amortization of unamortized deferred financing costs					0.0	2.0	1.2
Integration and acquisition-related transaction costs					0.2	3.9	11.0
Pension Plan Adjustment From Change In Law
Restructuring and Related Costs [Line Items]
Losses on pension and non-pension post-employment benefit plans		4.1
Cost Efficiency Initiative
Restructuring and Related Costs [Line Items]
Expense of restructuring activities								$ 81.3
Gain on Sale of Toronto Property
Restructuring and Related Costs [Line Items]
Toronto transition costs (recoveries)			$ (102.0)
Internal Transition Costs
Restructuring and Related Costs [Line Items]
Toronto transition costs (recoveries)						2.4	$ 0.0
Prior credit facility
Restructuring and Related Costs [Line Items]
Fee and commission expense		$ 2.0				2.0
Accelerated amortization of unamortized deferred financing costs				$ 1.2
Right-of-use assets
Restructuring and Related Costs [Line Items]
Write-downs of property, plant and equipment					$ 1.1	$ 1.0